Commitment And Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Underwriting discounts and commissions per share	$ 0.55	$ 0.55
Underwriting discounts and commissions value	$ 22,137,500	$ 22,137,500
Payment of Financing and Stock Issuance Costs	8,050,000	8,050,000
Accrued offering costs	$ 14,087,500	$ 14,087,500
Percent of underwriting agreement to deferred underwriting commissions held in the Trust Account	20.00%	20.00%